UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4410

                              Oppenheimer Discovery Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  March 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--98.6%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--14.9%
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--5.1%
 Alliance Gaming Corp. 1                           191,100        $   6,140,043
--------------------------------------------------------------------------------
 Multimedia Games, Inc. 1                          305,000            7,545,700
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                368,300           11,840,845
--------------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                                    884,900           16,565,328
--------------------------------------------------------------------------------
 Shuffle Master, Inc. 1                             61,400            2,854,486
--------------------------------------------------------------------------------
 Station Casinos, Inc.                             231,900           10,243,023
                                                                  --------------
                                                                     55,189,425

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.7%
 Standard Pacific Corp.                            120,000            7,200,000
--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--2.1%
 Marvel
 Enterprises, Inc. 1                             1,191,600           22,866,804
--------------------------------------------------------------------------------
 MEDIA--2.5%
 Cumulus Media,
 Inc., Cl. A 1                                     200,000            3,998,000
--------------------------------------------------------------------------------
 Entercom
 Communications
 Corp. 1                                           164,300            7,437,861
--------------------------------------------------------------------------------
 Radio One, Inc., Cl. D 1                          557,800           10,319,300
--------------------------------------------------------------------------------
 TiVo, Inc. 1                                      611,100            5,432,679

                                                                     27,187,840

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--3.8%
 Finish Line, Inc.
 (The), Cl. A 1                                    205,000            7,580,900
--------------------------------------------------------------------------------
 Pacific Sunwear of
 California, Inc. 1                                209,700            5,146,038
--------------------------------------------------------------------------------
 Sharper Image Corp. 1                             213,500            6,955,830
--------------------------------------------------------------------------------
 Tractor Supply Co. 1                              194,100            7,515,552
--------------------------------------------------------------------------------
 Urban Outfitters, Inc. 1                          301,000           14,466,060
                                                                  --------------
                                                                     41,664,380

--------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.7%
 K-Swiss, Inc., Cl. A                              328,600            8,040,842
--------------------------------------------------------------------------------
 CONSUMER STAPLES--0.8%
--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.8%
 NBTY, Inc. 1                                      230,000            8,551,400


                                                                   MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 ENERGY--1.7%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.7%
 Maverick Tube Corp. 1                             300,000        $   7,065,000
--------------------------------------------------------------------------------
 OIL & GAS--1.0%
 Chesapeake
 Energy Corp.                                      450,000            6,030,000
--------------------------------------------------------------------------------
 Spinnaker
 Exploration Co. 1                                 150,000            5,388,000
                                                                  --------------
                                                                     11,418,000

--------------------------------------------------------------------------------
 FINANCIALS--11.1%
--------------------------------------------------------------------------------
 CAPITAL MARKETS--0.9%
 National Financial
 Partners Corp.                                    302,400            9,752,400
--------------------------------------------------------------------------------
 COMMERCIAL BANKS--4.2%
 BankAtlantic
 Bancorp, Inc.                                     200,000            3,392,000
--------------------------------------------------------------------------------
 Brookline Bancorp, Inc.                           287,800            4,590,410
--------------------------------------------------------------------------------
 Independence
 Community
 Bank Corp.                                         91,300            3,720,475
--------------------------------------------------------------------------------
 Indymac Mortgage
 Holdings, Inc.                                    200,000            7,258,000
--------------------------------------------------------------------------------
 UCBH Holdings, Inc.                               232,300            9,301,292
--------------------------------------------------------------------------------
 Westcorp                                          409,500           18,046,665
                                                                  --------------
                                                                     46,308,842

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--2.3%
 CapitalSource, Inc. 1                             523,900           11,761,555
--------------------------------------------------------------------------------
 Investors Financial
 Services Corp.                                    194,100            8,020,212
--------------------------------------------------------------------------------
 Raymond James
 Financial, Inc.                                   219,150            5,445,878
                                                                  --------------
                                                                     25,227,645

--------------------------------------------------------------------------------
 INSURANCE--0.6%
 Bristol West
 Holdings, Inc. 1                                  113,000            2,305,200
--------------------------------------------------------------------------------
 Direct General Corp.                              105,500            3,819,100
                                                                  --------------
                                                                      6,124,300

11 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                                   MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 REAL ESTATE--2.3%
 Government
 Properties Trust, Inc. 1                          153,000        $   2,015,010
--------------------------------------------------------------------------------
 Levitt Corp., Cl. A 1                             230,100            5,637,450
--------------------------------------------------------------------------------
 Luminent Mortgage
 Capital, Inc.                                     305,000            4,315,750
--------------------------------------------------------------------------------
 Newcastle Investment
 Corp.                                             265,500            8,947,350
--------------------------------------------------------------------------------
 Orleans
 Homebuilders, Inc. 1                              150,000            3,607,500
                                                                  --------------
                                                                     24,523,060

--------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.8%
 Commercial Capital
 Bancorp, Inc. 1                                   376,533            8,630,144
--------------------------------------------------------------------------------
 HEALTH CARE--18.4%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--7.5%
 Digene Corp. 1                                    397,100           13,644,356
--------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                                 473,500           15,819,635
--------------------------------------------------------------------------------
 Invitrogen Corp. 1                                124,900            8,954,081
--------------------------------------------------------------------------------
 Martek Biosciences
 Corp. 1                                           342,900           19,545,300
--------------------------------------------------------------------------------
 Medarex, Inc. 1                                   400,000            3,588,000
--------------------------------------------------------------------------------
 Pharmacyclics, Inc. 1                             249,100            3,355,377
--------------------------------------------------------------------------------
 QLT PhotoTherapeutics,
 Inc. 1                                            545,000           13,919,300
--------------------------------------------------------------------------------
 Renovis, Inc. 1                                   250,000            2,537,500
                                                                  --------------
                                                                     81,363,549

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
 Advanced
 Neuromodulation
 Systems, Inc. 1                                   216,600            7,817,094
--------------------------------------------------------------------------------
 BioLase Technology,
 Inc. 1                                            276,500            4,841,515
--------------------------------------------------------------------------------
 Kyphon, Inc. 1                                     64,000            1,530,240
                                                                  --------------
                                                                     14,188,849


                                                                   MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.3%
 eResearch
 Technology, Inc. 1                                595,600        $  16,706,580
--------------------------------------------------------------------------------
 Omnicare, Inc.                                    120,800            5,355,064
--------------------------------------------------------------------------------
 Omnicell, Inc. 1                                  270,000            5,348,700
--------------------------------------------------------------------------------
 Symbion, Inc. 1                                    20,200              366,832
--------------------------------------------------------------------------------
 United Surgical Partners
 International, Inc. 1                             245,200            8,322,088
                                                                  --------------
                                                                     36,099,264

--------------------------------------------------------------------------------
 PHARMACEUTICALS--6.3%
 Able Laboratories,
 Inc. 1                                            231,000            4,511,430
--------------------------------------------------------------------------------
 Angiotech
 Pharmaceuticals, Inc. 1                           444,600           10,852,686
--------------------------------------------------------------------------------
 Axcan Pharma, Inc. 1                              300,000            5,718,000
--------------------------------------------------------------------------------
 DOV Pharmaceutical,
 Inc. 1,2                                          508,600            7,893,472
--------------------------------------------------------------------------------
 Medicis
 Pharmaceutical
 Corp., Cl. A                                      175,000            7,000,000
--------------------------------------------------------------------------------
 MGI Pharma, Inc. 1                                286,800           17,569,368
--------------------------------------------------------------------------------
 Penwest
 Pharmaceuticals Co. 1                             302,000            4,412,220
--------------------------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1                                 184,300           10,687,557
                                                                  --------------
                                                                     68,644,733

--------------------------------------------------------------------------------
 INDUSTRIALS--9.2%
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--3.5%
 Corinthian
 Colleges, Inc. 1                                  708,400           23,419,704
--------------------------------------------------------------------------------
 Corporate Executive
 Board Co.                                         109,600            5,151,200
--------------------------------------------------------------------------------
 Gevity HR, Inc.                                   290,200            8,473,840
--------------------------------------------------------------------------------
 Universal Technical
 Institute, Inc. 1                                  36,800            1,473,840
                                                                  --------------
                                                                     38,518,584



12 | OPPENHEIMER DISCOVERY FUND

                                                                   MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 MACHINERY--1.9%
 Ceradyne, Inc. 1                                  184,700        $   6,676,905
--------------------------------------------------------------------------------
 Nordson Corp.                                     235,500            8,821,830
--------------------------------------------------------------------------------
 Pall Corp.                                        258,600            5,867,634
                                                                  --------------
                                                                     21,366,369

--------------------------------------------------------------------------------
 ROAD & RAIL--3.1%
 Hunt (J.B.) Transport
 Services, Inc. 1                                  326,500            9,197,505
--------------------------------------------------------------------------------
 Landstar System, Inc. 1                           164,400            6,730,536
--------------------------------------------------------------------------------
 Pacer International,
 Inc. 1                                            495,900           10,929,636
--------------------------------------------------------------------------------
 Yellow
 Roadway Corp. 1                                   200,900            6,764,303
                                                                  --------------
                                                                     33,621,980

--------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.7%
 MSC Industrial
 Direct Co., Inc., Cl. A                           246,100            7,370,695
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--40.7%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--5.7%
 ADTRAN, Inc.                                      334,600           10,048,038
--------------------------------------------------------------------------------
 Airspan Networks,
 Inc. 1                                            525,000            3,066,000
--------------------------------------------------------------------------------
 Carrier Access Corp. 1                            375,600            4,582,320
--------------------------------------------------------------------------------
 Ditech
 Communications
 Corp. 1                                           200,000            3,334,000
--------------------------------------------------------------------------------
 F5 Networks, Inc. 1                               276,900            9,373,065
--------------------------------------------------------------------------------
 Polycom, Inc. 1                                   468,500            9,946,255
--------------------------------------------------------------------------------
 Powerwave
 Technologies, Inc. 1                              558,900            4,359,420
--------------------------------------------------------------------------------
 REMEC, Inc. 1                                     526,500            4,001,400
--------------------------------------------------------------------------------
 Sierra Wireless, Inc. 1                           170,000            6,203,300
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                 247,300            7,112,348
                                                                  --------------
                                                                     62,026,146

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--2.2%
 Advanced Digital
 Information Corp. 1                               309,000            3,516,420
--------------------------------------------------------------------------------
 Lexar Media, Inc. 1                               644,500           10,672,920
--------------------------------------------------------------------------------
 SanDisk Corp. 1                                   334,200            9,481,254
                                                                  --------------
                                                                     23,670,594



                                                                   MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--4.8%
 Aeroflex, Inc. 1                                  940,000        $  12,652,400
--------------------------------------------------------------------------------
 Amphenol Corp.,
 Cl. A 1                                           420,000           12,474,000
--------------------------------------------------------------------------------
 Merix Corp. 1                                     229,300            4,230,585
--------------------------------------------------------------------------------
 Plexus Corp. 1                                    284,600            5,063,034
--------------------------------------------------------------------------------
 Staktek
 Holdings, Inc. 1                                   58,800              720,300
--------------------------------------------------------------------------------
 TTM
 Technologies, Inc. 1                              450,000            5,544,000
--------------------------------------------------------------------------------
 Vishay
 Intertechnology, Inc. 1                           539,100           11,504,394
                                                                  --------------
                                                                     52,188,713

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--5.9%
 autobytel.com, inc. 1                             451,200           5,955,840
--------------------------------------------------------------------------------
 Digital River, Inc. 1                             509,500           11,927,395
--------------------------------------------------------------------------------
 Digitas, Inc. 1                                   399,600            4,111,884
--------------------------------------------------------------------------------
 eCollege.com, Inc. 1                              472,900            9,874,152
--------------------------------------------------------------------------------
 National Information
 Consortium, Inc. 1                                467,200            2,821,888
--------------------------------------------------------------------------------
 Netease.com,
 Inc., ADR 1                                       156,400            7,787,156
--------------------------------------------------------------------------------
 Openwave
 Systems, Inc. 1                                   149,600            1,995,664
--------------------------------------------------------------------------------
 SINA Corp. 1                                      182,000            6,885,060
--------------------------------------------------------------------------------
 SupportSoft, Inc. 1                               637,900            7,023,279
--------------------------------------------------------------------------------
 VeriSign, Inc. 1                                  324,100            5,376,819
                                                                  --------------
                                                                     63,759,137

--------------------------------------------------------------------------------
 IT SERVICES--1.4%
 Aquantive, Inc. 1                                 500,000            4,800,000
--------------------------------------------------------------------------------
 Cognizant
 Technology
 Solutions Corp. 1                                 222,600           10,072,650
                                                                  --------------
                                                                     14,872,650

--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--1.0%
 Zebra Technologies
 Corp., Cl. A 1                                    165,400           11,473,798


13 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                                   MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 SEMICONDUCTORS &
 SEMICONDUCTOR EQUIPMENT--10.9%
 AMIS Holdings, Inc. 1                             175,900        $   2,854,857
--------------------------------------------------------------------------------
 Amkor
 Technology, Inc. 1                                423,900            6,201,657
--------------------------------------------------------------------------------
 Atheros
 Communications, Inc. 1                             28,600              489,346
--------------------------------------------------------------------------------
 ATI Technologies, Inc. 1                          457,900            7,463,770
--------------------------------------------------------------------------------
 ATMI, Inc. 1                                      500,000           13,160,000
--------------------------------------------------------------------------------
 Cypress
 Semiconductor Corp. 1                             291,200            5,960,864
--------------------------------------------------------------------------------
 Exar Corp. 1                                      438,100            8,104,850
--------------------------------------------------------------------------------
 LTX Corp. 1                                       527,800            7,969,780
--------------------------------------------------------------------------------
 Marvell Technology
 Group Ltd. 1                                      398,000           17,929,900
--------------------------------------------------------------------------------
 Microsemi Corp. 1                                 433,800            5,934,384
--------------------------------------------------------------------------------
 OmniVision
 Technologies, Inc. 1                              399,200           10,902,152
--------------------------------------------------------------------------------
 ON Semiconductor
 Corp. 1                                           986,300            7,436,702
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                              150,000            7,932,000
--------------------------------------------------------------------------------
 Silicon Storage
 Technology, Inc. 1                                656,100            8,489,934
--------------------------------------------------------------------------------
 Skyworks
 Solutions, Inc. 1                                 400,000            4,664,000
--------------------------------------------------------------------------------
 TriQuint
 Semiconductor, Inc. 1                             500,000            3,650,000
                                                                  --------------
                                                                    119,144,196

--------------------------------------------------------------------------------
 SOFTWARE--8.8%
 Activision, Inc. 1                                816,750           12,920,985
--------------------------------------------------------------------------------
 Altiris, Inc. 1                                   563,100           15,733,014
--------------------------------------------------------------------------------
 Autodesk, Inc.                                    450,000           14,229,000
--------------------------------------------------------------------------------
 FactSet Research
 Systems, Inc.                                     200,000            8,512,000


                                                                   MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 SOFTWARE Continued
 Fair Isaac Corp.                                  282,450        $  10,190,796
--------------------------------------------------------------------------------
 FileNet Corp. 1                                   382,900           10,204,285
--------------------------------------------------------------------------------
 InterVoice-Brite, Inc. 1                          256,600            4,328,842
--------------------------------------------------------------------------------
 Macromedia, Inc. 1                                520,000           10,436,400
--------------------------------------------------------------------------------
 Magma Design
 Automation, Inc. 1                                446,300            9,332,133
                                                                  --------------
                                                                     95,887,455

--------------------------------------------------------------------------------
 MATERIALS--1.1%
--------------------------------------------------------------------------------
 METALS & MINING--1.1%
 GrafTech
 International Ltd. 1                              590,200            8,823,490
--------------------------------------------------------------------------------
 Steel Technologies, Inc.                          195,700            3,780,923
                                                                  --------------
                                                                     12,604,413

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.7%
--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.7%
 Wireless Facilities, Inc. 1                       700,000            7,707,000
                                                                  --------------
 Total Common Stocks
 (Cost $876,651,226)                                              1,074,258,207

--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
 Candescent
 Technologies Corp.:
 $2.50 Cv., Series
 D, Vtg. 1,2                                     1,200,000                   --
 Sr. Exchangeable,
 Series E, Vtg. 1,2                                800,000                   --
 Sr. Exchangeable,
 Series F, Vtg. 1,2                                200,000                   --
                                                                  --------------
 Total Preferred Stocks
 (Cost $8,900,000)                                                           --




14 | OPPENHEIMER DISCOVERY FUND

                                                                   MARKET VALUE
                                                     UNITS           SEE NOTE 1
--------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.1%
 Discovery Laboratories,
 Inc. Wts., Exp. 9/20/10 1,2
 (Cost $0)                                         123,908         $  1,140,459

                                                 PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.2%
--------------------------------------------------------------------------------
 Undivided interest of 0.388% in joint repurchase
 agreement (Principal Amount/Market Value
 $422,774,000, with a maturity value of
 $422,786,096) with PaineWebber, Inc.,
 1.03%, dated 3/31/04, to be repurchased
 at $1,641,047 on 4/1/04, collateralized
 by Federal National Mortgage Assn.,
 4.50%, 3/1/34, with a value of
 $431,770,045
 (Cost $1,641,000)                             $ 1,641,000            1,641,000




                                                 PRINCIPAL         MARKET VALUE
                                                    AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $887,192,226)                                  98.9%      $1,077,039,666
--------------------------------------------------------------------------------
 OTHER ASSETS NET
 OF LIABILITIES                                        1.1           12,149,264
                                                --------------------------------
 NET ASSETS                                          100.0%      $1,089,188,930
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 March 31, 2004
-----------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value (cost $887,192,226)--see accompanying
 statement of investments                                           $1,077,039,666
-----------------------------------------------------------------------------------
 Cash                                                                      439,394
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       43,702,175
 Interest and dividends                                                    176,375
 Other                                                                      22,129
                                                                    ---------------
 Total assets                                                        1,121,379,739


-----------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                  22,644,387
 Shares of beneficial interest redeemed                                  7,963,047
 Distribution and service plan fees                                        640,206
 Shareholder communications                                                375,620
 Transfer and shareholder servicing agent fees                             321,106
 Trustees' compensation                                                    233,461
 Other                                                                      12,982
                                                                    ---------------
 Total liabilities                                                      32,190,809

-----------------------------------------------------------------------------------
 NET ASSETS                                                         $1,089,188,930
                                                                    ===============

-----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of beneficial interest                         $       25,611
-----------------------------------------------------------------------------------
 Additional paid-in capital                                          1,131,745,229
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                        (7,153,368)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments                         (225,275,982)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                            189,847,440
                                                                    ---------------
 NET ASSETS                                                         $1,089,188,930
                                                                    ===============





16 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $803,382,639 and 18,561,613 shares of beneficial interest outstanding) $43.28 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                $45.92
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $159,242,990 and 4,073,047 shares of beneficial interest
 outstanding)                                                            $39.10
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,021,584 and 1,303,454 shares of beneficial interest
 outstanding)                                                            $39.91
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,642,211 and 178,138 shares of beneficial interest
 outstanding)                                                            $42.90
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $66,899,506 and 1,494,521 shares of beneficial
 interest outstanding)                                                   $44.76



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



17 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------




 For the Six Months Ended March 31, 2004
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Dividends                                                            $    952,956
-----------------------------------------------------------------------------------
 Interest                                                                   13,650
                                                                      -------------
 Total investment income                                                   966,606

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         3,739,483
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   988,017
 Class B                                                                   828,955
 Class C                                                                   258,693
 Class N                                                                    14,795
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,325,054
 Class B                                                                   348,836
 Class C                                                                   113,997
 Class N                                                                    16,883
 Class Y                                                                    84,915
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                    71,981
 Class B                                                                    36,053
 Class C                                                                     5,545
 Class N                                                                       478
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                41,890
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     29,185
-----------------------------------------------------------------------------------
 Other                                                                      79,314
                                                                      -------------
 Total expenses                                                          7,984,074
 Less reduction to custodian expenses                                         (164)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class B                                                                   (48,051)
 Class C                                                                   (20,043)
 Class N                                                                    (6,141)
                                                                      -------------
 Net expenses                                                            7,909,675

-----------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                    (6,943,069)

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized gain on investments                                      157,791,498
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                  (34,585,573)


-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $116,262,856
                                                                      =============



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 | OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS              YEAR
                                                               ENDED             ENDED
                                                      MARCH 31, 2004     SEPTEMBER 30,
                                                         (UNAUDITED)              2003
---------------------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------------------
 Net investment loss                                  $   (6,943,069)   $   (8,510,499)
---------------------------------------------------------------------------------------
 Net realized gain                                       157,791,498        39,668,785
 Net change in unrealized appreciation (depreciation)    (34,585,573)      247,132,042
                                                      ---------------------------------
 Net increase in net assets resulting from operations    116,262,856       278,290,328


---------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 (55,596,252)       (6,160,217)
 Class B                                                 (19,145,967)      (39,188,474)
 Class C                                                  (1,557,971)        1,553,417
 Class N                                                   2,703,101         1,104,042
 Class Y                                                   3,552,544         4,517,889

---------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------
 Total increase                                           46,218,311       240,116,985
---------------------------------------------------------------------------------------
 Beginning of period                                   1,042,970,619       802,853,634
                                                      ---------------------------------
 End of period (including accumulated net investment
 loss of $7,153,368 and $210,299, respectively)       $1,089,188,930    $1,042,970,619
                                                      =================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                         SIX MONTHS                                                YEAR
                                              ENDED                                               ENDED
                                     MARCH 31, 2004                                           SEPT. 30,
 CLASS A                                (UNAUDITED)      2003      2002      2001        2000      1999
---------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $38.81    $28.24    $33.08    $66.77      $43.26    $40.12
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                           (.20)     (.26)     (.22)     (.19)       (.32)     (.28)
 Net realized and unrealized gain (loss)       4.67     10.83     (4.62)   (20.66)      26.72      4.84
                                             ------------------------------------------------------------
 Total from investment operations              4.47     10.57     (4.84)   (20.85)      26.40      4.56
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain            --        --        --    (12.84)      (2.89)    (1.42)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $43.28    $38.81    $28.24    $33.08      $66.77    $43.26
                                             ============================================================

---------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1           11.52%    37.43%   (14.63)%  (37.01)%     62.15%    11.59%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $803,383  $772,420  $572,843  $754,082  $1,286,298  $750,394
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $816,925  $639,170  $753,304  $988,717  $1,176,289  $875,057
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                          (1.11)%   (0.83)%   (0.74)%   (0.31)%     (0.47)%   (0.69)%
 Total expenses                                1.28%     1.41%     1.45%     1.25%       1.15%     1.31%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             N/A 3    1.35%     1.42%      N/A 3       N/A 3     N/A 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         82%      172%      143%      155%        224%       73%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20 | OPPENHEIMER DISCOVERY FUND

                                         SIX MONTHS                                                YEAR
                                              ENDED                                               ENDED
                                     MARCH 31, 2004                                           SEPT. 30,
 CLASS B                                (UNAUDITED)      2003      2002      2001        2000      1999
----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $35.21    $25.81    $30.46    $62.99      $41.22    $38.58
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                           (.72)    (1.09)     (.91)     (.29)       (.47)     (.85)
 Net realized and unrealized gain (loss)       4.61     10.49     (3.74)   (19.40)      25.13      4.91
                                             -------------------------------------------------------------
 Total from investment operations              3.89      9.40     (4.65)   (19.69)      24.66      4.06
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Distributions from net realized gain            --        --        --    (12.84)      (2.89)    (1.42)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $39.10    $35.21    $25.81    $30.46      $62.99    $41.22
                                             =============================================================

----------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1           11.05%    36.42%   (15.27)%  (37.48)%     60.95%    10.73%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $159,243  $160,851  $154,657  $234,023    $423,689  $224,710
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $165,629  $148,410  $223,215  $315,607    $371,643  $257,146
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                          (1.93)%   (1.56)%   (1.50)%   (1.07)%     (1.22)%   (1.45)%
 Total expenses                                2.16%     2.35%     2.21%     2.01%       1.90%     2.07%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                            2.10%     2.10%     2.18%      N/A 3       N/A 3      N/A 3
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         82%      172%      143%      155%        224%       73%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



21 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                         SIX MONTHS                                                YEAR
                                              ENDED                                               ENDED
                                     MARCH 31, 2004                                           SEPT. 30,
 CLASS C                                (UNAUDITED)      2003      2002      2001        2000      1999
---------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $35.93    $26.34    $31.10    $64.00      $41.85    $39.15
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                           (.42)     (.44)     (.59)     (.24)       (.24)     (.85)
 Net realized and unrealized gain (loss)       4.40     10.03     (4.17)   (19.82)      25.28      4.97
                                             ------------------------------------------------------------
 Total from investment operations              3.98      9.59     (4.76)   (20.06)      25.04      4.12
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Distributions from net realized gain            --        --        --    (12.84)      (2.89)    (1.42)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $39.91    $35.93    $26.34    $31.10      $64.00    $41.85
                                             ============================================================

---------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1           11.08%    36.41%   (15.31)%  (37.47)%     60.95%    10.73%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $52,022   $48,263   $34,673   $44,404     $70,140   $27,413
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $51,715   $38,930   $45,655   $56,301     $55,205   $31,971
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                          (1.91)%   (1.58)%   (1.50)%   (1.07)%     (1.20)%   (1.45)%
 Total expenses                                2.16%     2.38%     2.21%     2.01%       1.90%     2.07%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                            2.08%     2.12%     2.18%      N/A 3       N/A 3     N/A 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         82%      172%      143%      155%        224%       73%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



22 | OPPENHEIMER DISCOVERY FUND

                                                 SIX MONTHS                           YEAR
                                                      ENDED                          ENDED
                                             MARCH 31, 2004                      SEPT. 30,
  CLASS N                                       (UNAUDITED)     2003      2002      2001 1
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $38.53   $28.11    $33.01      $39.11
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.27)    (.35)     (.30)       (.13)
 Net realized and unrealized gain (loss)               4.64    10.77     (4.60)      (5.97)
                                                     ----------------------------------------
 Total from investment operations                      4.37    10.42     (4.90)      (6.10)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    --       --        --          --
---------------------------------------------------------------------------------------------
 Net asset value, end of period                      $42.90   $38.53    $28.11      $33.01
                                                     ========================================

---------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                   11.34%   37.07%   (14.84)%    (15.60)%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $7,642   $4,363    $2,236        $147
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $5,953   $3,088    $1,786        $105
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (1.40)%  (1.13)%   (0.97)%     (0.93)%
 Total expenses                                        1.79%    2.12%     1.68%       1.55%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses            1.58%    1.65%     1.65%        N/A 4
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 82%     172%      143%        155%




1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



23 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                YEAR
                                              ENDED                                               ENDED
                                     MARCH 31, 2004                                           SEPT. 30,
 CLASS Y                                (UNAUDITED)      2003      2002      2001        2000      1999
---------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $40.07    $29.08    $33.96    $68.06      $43.92    $40.63
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                           (.23)     (.26)     (.06)     (.17)       (.30)     (.17)
 Net realized and unrealized gain (loss)       4.92     11.25     (4.82)   (21.09)      27.33      4.88
                                             ------------------------------------------------------------
 Total from investment operations              4.69     10.99     (4.88)   (21.26)      27.03      4.71
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Distributions from net realized gain            --        --        --    (12.84)      (2.89)   (1.42)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $44.76    $40.07    $29.08    $33.96      $68.06    $43.92
                                             ============================================================

---------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1           11.70%    37.79%   (14.37)%  (36.88)%     62.68%    11.82%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $66,900   $57,074   $38,444   $50,125     $87,131   $39,189
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $64,870   $43,531   $50,275   $64,264     $76,635   $40,649
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                          (0.77)%   (0.57)%   (0.43)%   (0.13)%     (0.11)%   (0.48)%
 Total expenses                                0.96%     1.16%     1.26%     1.14%       0.80%     1.11%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             N/A 3    1.10%     1.11%     1.06%        N/A 3     N/A 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         82%     172%       143%      155%        224%       73%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




24 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).



25 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral, for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $221,624,837 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund used $157,791,498 and $0, respectively, of carryforward to offset capital gains realized.

 As of September 30, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2009      $ 12,201,695
                              2010       258,482,944
                              2011       108,731,696
                                        ------------
                              Total     $379,416,335
                                        ============


26 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2004, the Fund's projected benefit obligations were increased by $9,615 and payments of $16,116 were made to retired trustees, resulting in an accumulated liability of $205,954 as of March 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees, that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



27 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED MARCH 31, 2004      YEAR ENDED SEPTEMBER 30, 2003
                                SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------
 CLASS A
 Sold                        2,066,777    $  87,859,712       10,030,343    $ 315,000,736
 Redeemed                   (3,405,615)    (143,455,964)     (10,414,246)    (321,160,953)
                            --------------------------------------------------------------
 Net decrease               (1,338,838)   $ (55,596,252)        (383,903)   $  (6,160,217)
                            ==============================================================

------------------------------------------------------------------------------------------
 CLASS B
 Sold                          432,090    $  16,668,123          970,285    $  29,163,211
 Redeemed                     (927,924)     (35,814,090)      (2,394,220)     (68,351,685)
                            --------------------------------------------------------------
 Net decrease                 (495,834)   $ (19,145,967)      (1,423,935)   $ (39,188,474)
                            ==============================================================

------------------------------------------------------------------------------------------
 CLASS C
 Sold                          180,896    $   7,131,626          553,181    $  17,200,866
 Redeemed                     (220,538)      (8,689,597)        (526,300)     (15,647,449)
                            --------------------------------------------------------------
 Net increase (decrease)       (39,642)   $  (1,557,971)          26,881    $   1,553,417
                            ==============================================================

------------------------------------------------------------------------------------------
 CLASS N
 Sold                           89,497    $   3,760,452           60,881    $   2,008,924
 Redeemed                      (24,602)      (1,057,351)         (27,175)        (904,882)
                            --------------------------------------------------------------
 Net increase                   64,895    $   2,703,101           33,706    $   1,104,042
                            ==============================================================

------------------------------------------------------------------------------------------
 CLASS Y
 Sold                          556,242    $  24,713,517          613,815    $  21,921,802
 Redeemed                     (485,959)     (21,160,973)        (511,507)     (17,403,913)
                            --------------------------------------------------------------
 Net increase                   70,283    $   3,552,544          102,308    $   4,517,889
                            ==============================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $897,710,725 and $975,042,424, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.


28 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $1,855,038 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B, Class C and Class N shares were $4,933,050, $1,141,050 and $73,396, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.



29 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A          CLASS B          CLASS C         CLASS N
                     CLASS A       CONTINGENT       CONTINGENT       CONTINGENT      CONTINGENT
                   FRONT-END         DEFERRED         DEFERRED         DEFERRED        DEFERRED
               SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES   SALES CHARGES
 SIX MONTHS      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY     RETAINED BY
 ENDED           DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
 March 31, 2004     $151,045           $3,991         $158,443           $7,467          $1,267



--------------------------------------------------------------------------------
 5. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2004 was $9,033,931, which represents 0.83% of the Fund's net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                                                           VALUATION          UNREALIZED
                                                                               AS OF        APPRECIATION
 SECURITY                        ACQUISITION DATES           COST     MARCH 31, 2004      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Candescent Technologies Corp.,
 $2.50 Cv., Series D, Vtg.                 3/31/95     $3,000,000        $       --         $(3,000,000)
 Candescent Technologies Corp.,
 Sr. Exchangeable, Series E, Vtg.          4/24/96      4,400,000                --          (4,400,000)
 Candescent Technologies Corp.,
 Sr. Exchangeable, Series F, Vtg.          6/11/97      1,500,000                --          (1,500,000)
 Discovery Laboratories, Inc. Wts.,
 Exp. 9/20/10                              6/18/03             --         1,140,459           1,140,459
 DOV Pharmaceutical, Inc.          8/29/02-1/15/04      3,827,222         7,893,472           4,066,250


30 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 6. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2004.



--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


31 | OPPENHEIMER DISCOVERY FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)